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DDJ Opportunistic High Yield Fund
SUMMARY SECTION DDJ OPPORTUNISTIC HIGH YIELD FUND (THE "FUND")
INVESTMENT OBJECTIVE
The Fund's investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DDJ Opportunistic High Yield Fund	Institutional	Class I	Class II
Maximum sales charge (Load) imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charge (Load)	none	none	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DDJ Opportunistic High Yield Fund		Institutional	Class I	Class II
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		none	none	0.25%
Other Expenses		2.31%	2.28%	2.15%
Shareholder Servicing		none	0.10%	0.10%
Total Other Expenses		2.31%	2.38%	2.25%
Total Annual Fund Operating Expenses	[1]	3.01%	3.08%	3.20%
Fee Waiver and Expense Reimbursement	[2]	(2.22%)	(2.19%)	(2.06%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.79%	0.89%	1.14%
[1]	Expenses have been restated to reflect current fees.
[2]	DDJ Capital Management, LLC (the "Adviser") has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Shareholder Servicing expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to an annual rate of 0.79% of the Fund's average daily net assets for each of the Institutional Class, Class I and Class II shares, respectively. This agreement is in effect through January 31, 2021 and may not be terminated or modified prior to this date except with the approval of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund's expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses: provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced, as calculated on a monthly basis.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DDJ Opportunistic High Yield Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional	81	720	1,385	3,165
Class I	91	744	1,423	3,234
Class II	116	793	1,493	3,357

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher turnover rate may also result in additional income taxes when Fund shares are held in a taxable account. For the fiscal year ended September 30, 2019, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund pursues its investment objective by seeking to outperform the broader high yield market over a complete credit cycle. The "credit cycle" is a cyclical event that generally occurs over a several year timeframe as access to credit increases or decreases for borrowers.

The Fund seeks to achieve its objective mainly by investing in high yield fixed income securities with a focus on "middle market" issuers in the United States and, to a lesser extent, Canada. The Adviser considers middle market companies to be those with normalized earnings before interest, tax and depreciation ("EBITDA") in the range of $75-250 million. The Adviser believes that the flexibility to invest, sell, and reinvest throughout the capital structure of an issuer (and in particular, in both more senior bank loans and more junior high yield bonds) will enable the Adviser to tailor its investment approach to the specific credit-related circumstances of that issuer as they may change from time to time and thereby select the most attractive opportunities for the Fund.

The Fund intends to invest its assets primarily in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody's Investors Service, Standard and Poor's Rating Services and Fitch Ratings (including a significant amount of such assets in credit instruments in the lower-tier of the high yield market that are rated B and below). Additionally, certain other high yield securities may be unrated by rating agencies, but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments and accordingly purchased for investment by the Fund. The Fund does not have a percentage limitation on investing in securities that are rated below investment grade.

High yield fixed income securities include high yield corporate bonds (commonly known as "junk bonds"), senior loans, convertible bonds, preferred stock, and other types of debt instruments (including, without limitation, unregistered (Rule 144A) securities, floating and variable rate securities and other restricted fixed income securities to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act")). In addition, the Fund may also purchase equity securities or otherwise hold positions in equity or other assets that the Fund receives as part of a reorganization process of a high yield issuer, and may hold those assets until such time as the Adviser believes that a disposition is most advantageous. From time to time, the Fund may make investments in distressed or defaulted securities or in issuers that are in bankruptcy. The Fund does not have any maturity or duration requirements. However, the Fund typically targets securities that, on average, have a shorter maturity and duration than the maturity and duration of broad-based high yield market indices generally.

In making these investments, the Adviser seeks to purchase instruments that the Adviser believes are undervalued and offer a compelling risk/reward ratio. Specifically, the Adviser's investment process attempts to exploit inefficiencies in the high yield credit markets by adhering to a disciplined, bottom-up, fundamentally-oriented investment process with an emphasis on downside protection. This process applies value investing principles through exhaustive research coupled with financial, structural and legal analysis, including a review of bankruptcy law considerations where applicable. The foundation of this investment process is to derive an accurate, real-time valuation of a target company, and only invest in securities of that company's capital structure that offer a significant margin of safety coupled with strong total return potential. By utilizing such a fundamental, bottom-up approach to investing, the Adviser seeks to add value first and foremost through security selection.

The Adviser intends to manage a relatively concentrated portfolio typically comprising between 60-90 issuers and 80-110 issues. The Fund has adopted an investment policy providing that under normal circumstances, the Fund will invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in high yield fixed income securities.

PRINCIPAL RISKS OF THE FUND

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Bank Loan Risk. The Fund's investment in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in bank loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. In addition, the settlement of bank loans occurs on an extended (multi-week) basis, which may prevent the Fund from obtaining liquidity of certain assets within a desired timeframe. In addition, there is the potential that bank loans and other similar instruments may not be considered "securities" and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

Below-Investment Grade Risk. The Fund will invest in high yield securities rated below BBB by S&P or Baa by Moody's. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk and are described as speculative by both S&P and Moody's. Securities rated below investment grade are commonly referred to as "junk bonds." The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Cash Positions. The Fund may not always stay fully invested. For example, when the Adviser believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund's investments in cash or similar investments increase, it may not participate in market advances to the same extent that it would if the Fund remained more fully invested, and the Fund's ability to achieve its investment objective may be affected.

Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer's financial condition changes. High yield or junk bonds as well as other debt securities issued by below investment grade issuers are more susceptible to these risks than debt of higher quality issuers. Furthermore, a significant amount of the Fund's net asset value is expected to be invested in the lower-rated segment of the high yield market (rated B and below), which investments generally involve greater credit risk than high yield securities that are rated BB and above.

Debt Securities Risk. Debt securities in which the Fund invests are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or "called" by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures). Fixed income markets have recently experienced a period of relatively high volatility. If the Federal Reserve continues to increase interest rates, fixed income markets (and the high yield market in particular) could experience continuing high volatility, which could negatively impact the Fund's performance.

Equity Securities Risk. The Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and riskier than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Liquidity Risk. Low or lack of trading volume in the high yield market may make it difficult to sell securities held by the Fund at quoted market prices. In addition, with respect to certain fixed income investments (bank loans in particular), settlement occurs on an extended basis, further decreasing their liquidity profile.

Management and Strategy Risk. The Fund is an actively managed portfolio. Investment strategies employed by the Adviser on behalf of the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. In addition, the Fund's tactical asset allocation strategy may be unsuccessful and may cause the Fund to incur losses.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Money Market Instruments/Securities. In seeking to provide downside protection, during periods of high market volatility the Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short-term debt securities.

Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and may be more correlated with the issuer's underlying common stock than fixed income securities.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund's share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Rule 144A Securities Risk. The market for certain Rule 144A securities can be less active than the market for publicly-traded securities. Rule 144A securities carry a heightened risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund's Institutional Class Shares to broad-based securities market index for the periods indicated. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.ddjfunds.com or by calling 1-844-363-4898.

Annual Total Returns (For Calendar Years ended 12/31) – Institutional Class Shares

Best Quarter – March 31, 2019	4.50%
Worst Quarter – December 31, 2018	(3.15)%

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - DDJ Opportunistic High Yield Fund		1 Year	Since Inception	Inception Date
Institutional		6.10%	5.80%	Jul. 16, 2015
Institutional | After Taxes on Distributions		2.68%	2.08%	Jul. 16, 2015
Institutional | After Taxes on Distributions and Sales		3.57%	2.76%	Jul. 16, 2015
Class I		6.07%	5.81%	Jul. 16, 2015
Class II		5.72%	5.48%	Jul. 16, 2015
ICE BofA ML U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)	[1]	14.41%	6.26%	Jul. 16, 2015
ICE BofA Merrill Lynch U.S. High Yield Non-Financial Index (reflects no deduction for fees, expenses or taxes)	[2]	13.98%	6.14%	Jul. 16, 2015
[1]	Effective April 2, 2019, the benchmark of the Fund is the ICE BofAML US High Yield Index, maintained by ICE BofA Merrill Lynch and comprised of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. The Adviser believes that the new benchmark is a more appropriate benchmark for the Fund as it is more representative of the broad high yield market against which potential investors in the Fund typically measure high yield mutual funds, including the Fund.
[2]	The ICE BofA Merrill Lynch U.S. High Yield Non-Financial Index is a subset of The BofA Merrill Lynch US High Yield Index but that excludes all securities of financial issuers.

*	Source ICE Data Indices, LLC ("ICE DATA"), is used with permission. ICE Data, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the index, index data and any data included in, related to, or derived therefrom. neither ice data, its affiliates or their respective third party providers shall not be subject to any damages or liability with respect to the adequacy, accuracy, timeliness or completeness of the index or the index data or any component thereof, and the index and index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE Data, its affiliates and their respective third party suppliers do not sponsor, endorse, or recommend the Adviser, the Fund, or any of the Adviser's products or services.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.